Financing and Interest	12 Months Ended
Dec. 31, 2024
Financing and Interest [Abstract]
FINANCING AND INTEREST
14.	FINANCING AND INTEREST

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Interest on senior secured notes	$45,270	$43,808
Other interest	1,636	2,802
Total finance and interest expense before accretion	46,906	46,610
Amortization of debt issuance costs and redemption premium (Note 7)	10,655	62,627
Accretion of decommissioning obligations (Note 9)	2,286	906
Accretion of lease liabilities (Note 8)	1,613	71
Accretion	14,554	63,604
Financing and interest expense	$61,460	$110,214

Total interest and finance expense for the year ended December 31, 2023, included $42.1 million of accelerated debt related costs and $19.2 million of debt redemption premiums related to the redemption of Senior Secured Notes in September 2023.